Software, Net (Details) - Schedule of Software, Net - Software and Software Development Costs [Member] ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Software, Net (Details) - Schedule of Software, Net [Line Items]
Estimated Useful Life (in years)	3 years	3 years
Software, gross	₨ 169	$ 2.2	₨ 164
Less: Accumulated amortization	161	2.1	135
Total	₨ 8	$ 0.1	₨ 29